UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	20.86%
Financial	17.64
Technology	16.07
Communications	14.43
Industrial	9.15
Consumer, Cyclical	8.02
Energy	6.16
Utilities	2.87
Basic Materials	2.02
Short Term Investments	2.78
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,026.30	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.80
Investor Class
Actual	$1,000.00	$1,024.00	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.54
Class L
Actual	$1,000.00	$1,022.40	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$3.89
* Expenses are equal to the Fund's annualized expense ratio of 0.16% for the Institutional Class, 0.51% for the Investor Class and 0.78% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.06%
28,420	Air Products & Chemicals Inc	$ 4,425,847
15,437	Albemarle Corp(a)	1,456,172
30,057	CF Industries Holdings Inc	1,334,531
308,921	DowDuPont Inc	20,364,072
20,188	Eastman Chemical Co	2,017,993
18,772	FMC Corp	1,674,650
172,202	Freeport-McMoRan Inc	2,972,207
11,370	International Flavors & Fragrances Inc	1,409,425
56,977	International Paper Co	2,967,362
41,798	LyondellBasell Industries NV Class A	4,591,510
45,541	Mosaic Co	1,277,425
72,989	Newmont Mining Corp	2,752,415
42,506	Nucor Corp	2,656,625
32,171	PPG Industries Inc	3,337,098
39,164	Praxair Inc	6,193,787
10,639	Sherwin-Williams Co	4,336,137
		63,767,256
Communications — 14.71%
39,761	Alphabet Inc Class A(b)	44,897,724
40,417	Alphabet Inc Class C(b)	45,091,226
53,709	Amazon.com Inc(b)	91,294,558
972,522	AT&T Inc	31,227,682
6,404	Booking Holdings Inc(b)	12,981,484
43,394	CBS Corp Class B	2,439,611
116,435	CenturyLink Inc	2,170,348
24,335	Charter Communications Inc Class A(b)	7,135,265
626,732	Cisco Systems Inc	26,968,278
609,570	Comcast Corp Class A	19,999,992
21,810	Discovery Inc Class A(a)(b)	599,775
44,644	Discovery Inc Class C(b)	1,138,422
29,910	DISH Network Corp Class A(b)	1,005,275
119,959	eBay Inc(b)	4,349,713
16,755	Expedia Inc	2,013,784
7,884	F5 Networks Inc(b)	1,359,596
319,399	Facebook Inc Class A(b)	62,065,614
56,791	Interpublic Group of Cos Inc	1,331,181
43,057	Juniper Networks Inc	1,180,623
21,840	Motorola Solutions Inc	2,541,521
58,028	Netflix Inc(b)	22,713,900
56,166	News Corp Class A	870,573
13,531	News Corp Class B	214,466
30,935	Omnicom Group Inc	2,359,412
86,385	Symantec Corp	1,783,850
14,126	TripAdvisor Inc(a)(b)	786,959
138,671	Twenty-First Century Fox Inc Class A	6,890,562
60,325	Twenty-First Century Fox Inc Class B	2,972,213
89,757	Twitter Inc(b)	3,919,688
11,849	VeriSign Inc(b)	1,628,290
552,577	Verizon Communications Inc	27,800,149
50,268	Viacom Inc Class B	1,516,083
Shares		Fair Value
Communications — (continued)
197,926	Walt Disney Co	$ 20,744,624
		455,992,441
Consumer, Cyclical — 8.17%
10,583	Advance Auto Parts Inc	1,436,113
17,595	Alaska Air Group Inc	1,062,562
52,590	American Airlines Group Inc	1,996,316
36,207	Aptiv PLC	3,317,647
3,379	AutoZone Inc(b)	2,267,072
31,410	Best Buy Co Inc	2,342,558
27,099	BorgWarner Inc	1,169,593
21,993	CarMax Inc(a)(b)	1,602,630
55,168	Carnival Corp	3,161,678
3,217	Chipotle Mexican Grill Inc(a)(b)	1,387,717
28,429	Copart Inc(b)	1,607,944
57,945	Costco Wholesale Corp	12,109,346
17,043	Darden Restaurants Inc	1,824,624
83,876	Delta Air Lines Inc	4,155,217
32,844	Dollar General Corp	3,238,418
32,962	Dollar Tree Inc(b)	2,801,770
48,664	DR Horton Inc	1,995,224
40,288	Fastenal Co	1,939,061
14,890	Foot Locker Inc	783,959
531,980	Ford Motor Co	5,889,019
30,318	Gap Inc	982,000
168,008	General Motors Co	6,619,515
20,958	Genuine Parts Co	1,923,735
32,817	Goodyear Tire & Rubber Co	764,308
53,324	Hanesbrands Inc	1,174,194
22,553	Harley-Davidson Inc(a)	949,030
16,082	Hasbro Inc	1,484,529
35,839	Hilton Worldwide Holdings Inc	2,837,015
154,109	Home Depot Inc	30,066,666
20,429	Kohl's Corp	1,489,274
35,280	L Brands Inc	1,301,126
19,676	Leggett & Platt Inc	878,337
38,929	Lennar Corp Class A	2,043,773
42,215	LKQ Corp(b)	1,346,659
108,488	Lowe's Cos Inc	10,368,198
38,980	Macy's Inc	1,459,021
40,040	Marriott International Inc Class A	5,069,064
50,190	Mattel Inc(a)	824,120
104,261	McDonald's Corp	16,336,656
70,731	MGM Resorts International	2,053,321
20,489	Michael Kors Holdings Ltd(b)	1,364,567
8,952	Mohawk Industries Inc(b)	1,918,145
67,424	Newell Brands Inc	1,738,865
170,224	NIKE Inc Class B	13,563,448
15,734	Nordstrom Inc	814,707
28,986	Norwegian Cruise Line Holdings Ltd(b)	1,369,589
10,638	O'Reilly Automotive Inc(b)	2,910,238
48,513	PACCAR Inc	3,005,866
38,308	PulteGroup Inc	1,101,355
10,520	PVH Corp	1,575,054

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
7,869	Ralph Lauren Corp	$ 989,291
51,336	Ross Stores Inc	4,350,726
20,926	Royal Caribbean Cruises Ltd	2,167,934
72,003	Southwest Airlines Co	3,663,513
181,597	Starbucks Corp	8,871,013
39,881	Tapestry Inc	1,862,842
69,218	Target Corp	5,268,874
13,438	Tiffany & Co	1,768,441
83,551	TJX Cos Inc	7,952,384
17,035	Tractor Supply Co	1,303,007
7,022	Ulta Beauty Inc(b)	1,639,356
27,387	Under Armour Inc Class A(a)(b)	615,660
26,045	Under Armour Inc Class C(a)(b)	549,029
30,391	United Continental Holdings Inc(b)	2,119,164
41,941	VF Corp	3,419,030
113,972	Walgreens Boots Alliance Inc	6,840,030
191,884	Walmart Inc	16,434,865
7,913	Whirlpool Corp	1,157,118
6,408	WW Grainger Inc	1,976,227
10,640	Wynn Resorts Ltd	1,780,498
39,890	Yum! Brands Inc	3,120,196
		253,270,041
Consumer, Non-Cyclical — 21.26%
233,482	Abbott Laboratories	14,240,067
202,313	AbbVie Inc	18,744,299
5,500	ABIOMED Inc(b)	2,249,775
43,322	Aetna Inc	7,949,587
30,198	Alexion Pharmaceuticals Inc(b)	3,749,082
9,963	Align Technology Inc(b)	3,408,741
45,074	Allergan PLC	7,514,737
251,429	Altria Group Inc	14,278,653
22,509	AmerisourceBergen Corp	1,919,342
88,776	Amgen Inc	16,387,162
34,071	Anthem Inc	8,109,920
77,263	Archer-Daniels-Midland Co	3,540,963
58,658	Automatic Data Processing Inc	7,868,384
12,468	Avery Dennison Corp	1,272,983
66,064	Baxter International Inc	4,878,166
35,306	Becton Dickinson & Co	8,457,905
28,078	Biogen Inc(b)	8,149,359
181,704	Boston Scientific Corp(b)	5,941,721
218,222	Bristol-Myers Squibb Co	12,076,405
32,375	Brown-Forman Corp Class B	1,586,699
27,657	Campbell Soup Co(a)	1,121,215
40,665	Cardinal Health Inc	1,985,672
94,411	Celgene Corp(b)	7,498,122
25,681	Centene Corp(b)	3,164,156
33,288	Church & Dwight Co Inc	1,769,590
32,435	Cigna Corp	5,512,328
12,200	Cintas Corp	2,257,854
18,372	Clorox Co	2,484,813
509,732	Coca-Cola Co	22,356,846
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
115,204	Colgate-Palmolive Co	$ 7,466,371
56,121	ConAgra Foods Inc	2,005,203
21,984	Constellation Brands Inc Class A	4,811,638
6,450	Cooper Cos Inc	1,518,653
64,246	Coty Inc Class A	905,869
135,651	CVS Health Corp	8,729,142
81,476	Danaher Corp	8,040,052
17,816	DaVita Inc(b)	1,237,143
31,292	Dentsply Sirona Inc	1,369,651
34,471	Ecolab Inc	4,837,315
27,669	Edwards Lifesciences Corp(b)	4,027,776
126,699	Eli Lilly & Co	10,811,226
16,354	Envision Healthcare Corp(b)	719,740
16,564	Equifax Inc	2,072,322
29,084	Estee Lauder Cos Inc Class A	4,149,996
74,460	Express Scripts Holding Co(b)	5,749,057
12,500	FleetCor Technologies Inc(b)	2,633,125
12,015	Gartner Inc(b)	1,596,794
77,397	General Mills Inc	3,425,591
173,151	Gilead Sciences Inc	12,266,017
21,196	Global Payments Inc	2,363,142
30,715	H&R Block Inc	699,688
36,685	HCA Healthcare Inc	3,763,881
21,562	Henry Schein Inc(b)	1,566,264
19,926	Hershey Co	1,854,314
37,851	Hologic Inc(b)	1,504,577
36,463	Hormel Foods Corp(a)	1,356,788
18,306	Humana Inc	5,448,415
11,153	IDEXX Laboratories Inc(b)	2,430,685
45,392	IHS Markit Ltd(b)	2,341,773
19,940	Illumina Inc(b)	5,569,043
24,540	Incyte Corp(b)	1,644,180
15,089	Intuitive Surgical Inc(b)	7,219,785
20,527	IQVIA Holdings Inc(b)	2,049,005
15,808	JM Smucker Co	1,699,044
357,347	Johnson & Johnson	43,360,485
34,313	Kellogg Co	2,397,449
46,363	Kimberly-Clark Corp	4,883,878
77,889	Kraft Heinz Co	4,892,987
112,495	Kroger Co	3,200,483
14,379	Laboratory Corp of America Holdings(b)	2,581,462
16,958	McCormick & Co Inc	1,968,654
26,824	McKesson Corp	3,578,322
179,678	Medtronic PLC	15,382,234
357,854	Merck & Co Inc	21,721,738
26,134	Molson Coors Brewing Co Class B	1,778,157
195,128	Mondelez International Inc Class A	8,000,248
55,676	Monster Beverage Corp(b)	3,190,235
22,887	Moody's Corp	3,903,607
66,890	Mylan NV(b)	2,417,405
22,209	Nektar Therapeutics(b)	1,084,465
44,274	Nielsen Holdings PLC	1,369,395
148,605	PayPal Holdings Inc(b)	12,374,338

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
188,528	PepsiCo Inc	$ 20,525,043
17,864	Perrigo Co PLC	1,302,464
779,767	Pfizer Inc	28,289,947
206,581	Philip Morris International Inc	16,679,350
334,629	Procter & Gamble Co	26,121,140
20,442	Quanta Services Inc(b)	682,763
18,897	Quest Diagnostics Inc	2,077,536
10,774	Regeneron Pharmaceuticals Inc(b)	3,716,922
19,278	ResMed Inc	1,996,815
17,967	Robert Half International Inc	1,169,652
33,737	S&P Global Inc	6,878,637
42,420	Stryker Corp	7,163,041
62,780	Sysco Corp	4,287,246
53,652	Thermo Fisher Scientific Inc	11,113,475
22,865	Total System Services Inc	1,932,550
41,619	Tyson Foods Inc Class A	2,865,468
11,829	United Rentals Inc(b)	1,746,197
128,053	UnitedHealth Group Inc	31,416,523
12,360	Universal Health Services Inc Class B	1,377,398
12,077	Varian Medical Systems Inc(b)	1,373,396
20,853	Verisk Analytics Inc(b)	2,244,617
34,443	Vertex Pharmaceuticals Inc(b)	5,853,932
62,597	Western Union Co	1,272,597
28,094	Zimmer Biomet Holdings Inc	3,130,795
64,413	Zoetis Inc	5,487,343
		659,148,200
Energy — 6.28%
64,998	Anadarko Petroleum Corp	4,761,103
19,578	Andeavor Corp	2,568,242
53,506	Apache Corp(a)	2,501,405
50,903	Baker Hughes	1,681,326
64,402	Cabot Oil & Gas Corp	1,532,768
254,899	Chevron Corp	32,226,881
13,878	Cimarex Energy Co	1,411,948
20,720	Concho Resources Inc(b)	2,866,612
154,694	ConocoPhillips	10,769,796
66,278	Devon Energy Corp	2,913,581
76,871	EOG Resources Inc	9,565,059
34,541	EQT Corp	1,905,972
563,821	Exxon Mobil Corp	46,644,911
119,044	Halliburton Co	5,364,123
15,522	Helmerich & Payne Inc	989,683
34,728	Hess Corp	2,322,956
23,319	HollyFrontier Corp	1,595,719
244,957	Kinder Morgan Inc	4,328,390
117,513	Marathon Oil Corp	2,451,321
59,267	Marathon Petroleum Corp	4,158,173
51,317	National Oilwell Varco Inc	2,227,158
28,618	Newfield Exploration Co(b)	865,694
65,408	Noble Energy Inc	2,307,594
100,872	Occidental Petroleum Corp	8,440,969
56,976	ONEOK Inc	3,978,634
54,419	Phillips 66	6,111,798
Shares		Fair Value
Energy — (continued)
23,141	Pioneer Natural Resources Co	$ 4,379,203
185,693	Schlumberger Ltd	12,447,002
59,826	TechnipFMC PLC	1,898,877
58,041	Valero Energy Corp	6,432,684
115,537	Williams Cos Inc	3,132,208
		194,781,790
Financial — 17.97%
7,835	Affiliated Managers Group Inc	1,164,829
104,941	Aflac Inc	4,514,562
13,606	Alexandria Real Estate Equities Inc REIT	1,716,669
6,535	Alliance Data Systems Corp	1,523,962
47,730	Allstate Corp	4,356,317
95,056	American Express Co	9,315,488
118,919	American International Group Inc	6,305,085
58,558	American Tower Corp REIT	8,442,307
19,991	Ameriprise Financial Inc	2,796,341
32,212	Aon PLC	4,418,520
20,680	Apartment Investment & Management Co REIT Class A	874,764
25,315	Arthur J Gallagher & Co	1,652,563
8,055	Assurant Inc	833,612
19,056	AvalonBay Communities Inc REIT	3,275,536
1,257,690	Bank of America Corp	35,454,281
134,747	Bank of New York Mellon Corp	7,266,906
103,704	BB&T Corp	5,230,830
256,725	Berkshire Hathaway Inc Class B(b)	47,917,721
16,354	BlackRock Inc	8,161,300
21,142	Boston Properties Inc REIT	2,651,630
14,356	Brighthouse Financial Inc(b)	575,245
63,836	Capital One Financial Corp	5,866,528
15,449	CBOE Global Markets Inc	1,607,777
42,567	CBRE Group Inc Class A(b)	2,032,149
159,218	Charles Schwab Corp	8,136,040
61,705	Chubb Ltd	7,837,769
20,179	Cincinnati Financial Corp	1,349,168
339,922	Citigroup Inc	22,747,580
66,728	Citizens Financial Group Inc	2,595,719
44,921	CME Group Inc	7,363,450
22,033	Comerica Inc	2,003,240
53,959	Crown Castle International Corp REIT	5,817,859
28,736	Digital Realty Trust Inc REIT	3,206,363
45,983	Discover Financial Services	3,237,663
51,953	Duke Realty Corp REIT	1,508,196
34,124	E*TRADE Financial Corp(b)	2,087,024
10,454	Equinix Inc REIT	4,494,070
48,521	Equity Residential REIT	3,090,303
9,044	Essex Property Trust Inc REIT	2,162,149

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
5,638	Everest Re Group Ltd	$ 1,299,446
16,953	Extra Space Storage Inc REIT	1,692,079
10,435	Federal Realty Investment Trust REIT	1,320,549
94,863	Fifth Third Bancorp	2,722,568
45,019	Franklin Resources Inc	1,442,859
86,006	GGP Inc REIT	1,757,103
46,864	Goldman Sachs Group Inc	10,336,793
49,094	Hartford Financial Services Group Inc	2,510,176
62,843	HCP Inc REIT	1,622,606
104,993	Host Hotels & Resorts Inc REIT	2,212,203
143,736	Huntington Bancshares Inc	2,121,543
76,747	Intercontinental Exchange Inc	5,644,742
55,981	Invesco Ltd	1,486,855
38,423	Iron Mountain Inc REIT	1,345,189
45,248	Jefferies Financial Group Inc	1,028,940
453,643	JPMorgan Chase & Co	47,269,601
140,504	KeyCorp	2,745,448
62,190	Kimco Realty Corp REIT	1,056,608
30,040	Lincoln National Corp	1,869,990
32,174	Loews Corp	1,553,361
19,212	M&T Bank Corp	3,268,922
15,824	Macerich Co REIT	899,278
66,724	Marsh & McLennan Cos Inc	5,469,366
122,068	MasterCard Inc Class A	23,988,803
135,512	MetLife Inc	5,908,323
14,705	Mid-America Apartment Communities Inc REIT	1,480,352
182,062	Morgan Stanley	8,629,739
14,199	NASDAQ OMX Group Inc	1,295,943
28,995	Northern Trust Corp	2,983,296
47,443	People's United Financial Inc	858,244
61,906	PNC Financial Services Group Inc	8,363,501
35,874	Principal Financial Group Inc	1,899,528
77,469	Progressive Corp	4,582,291
70,540	Prologis Inc REIT	4,633,773
55,883	Prudential Financial Inc	5,225,619
19,349	Public Storage REIT	4,389,514
15,988	Raymond James Financial Inc	1,428,528
39,902	Realty Income Corp REIT	2,146,329
20,016	Regency Centers Corp REIT	1,242,593
149,077	Regions Financial Corp	2,650,589
14,516	SBA Communications Corp REIT(b)	2,396,882
40,510	Simon Property Group Inc REIT	6,894,397
11,288	SL Green Realty Corp REIT	1,134,783
48,783	State Street Corp	4,541,209
62,647	SunTrust Banks Inc	4,135,955
7,297	SVB Financial Group(b)	2,107,082
91,928	Synchrony Financial	3,068,557
31,725	T Rowe Price Group Inc	3,682,955
14,366	Torchmark Corp	1,169,536
Shares		Fair Value
Financial — (continued)
35,893	Travelers Cos Inc	$ 4,391,150
35,823	UDR Inc REIT	1,344,795
30,952	Unum Group	1,144,914
207,156	US Bancorp	10,361,943
45,243	Ventas Inc REIT	2,576,589
237,584	Visa Inc Class A	31,468,001
23,381	Vornado Realty Trust REIT	1,728,324
585,592	Wells Fargo & Co	32,465,220
49,669	Welltower Inc REIT	3,113,750
97,324	Weyerhaeuser Co REIT	3,548,433
16,888	Willis Towers Watson PLC	2,560,221
34,438	XL Group Ltd	1,926,806
27,934	Zions Bancorporation	1,471,842
		557,208,049
Industrial — 9.33%
79,242	3M Co	15,588,486
41,277	Agilent Technologies Inc	2,552,570
14,019	Allegion PLC	1,084,510
32,536	AMETEK Inc	2,347,798
39,028	Amphenol Corp Class A	3,401,290
19,123	AO Smith Corp	1,131,125
56,402	Arconic Inc	959,398
50,256	Ball Corp	1,786,601
73,288	Boeing Co	24,588,857
79,553	Caterpillar Inc	10,792,955
19,660	CH Robinson Worldwide Inc	1,644,756
113,043	Corning Inc	3,109,813
117,230	CSX Corp	7,476,929
19,898	Cummins Inc	2,646,434
43,927	Deere & Co	6,140,995
21,346	Dover Corp	1,562,527
59,848	Eaton Corp PLC	4,473,039
83,348	Emerson Electric Co	5,762,681
24,335	Expeditors International of Washington Inc	1,778,888
32,780	FedEx Corp	7,443,027
20,078	FLIR Systems Inc	1,043,454
17,880	Flowserve Corp	722,352
20,170	Fluor Corp	983,893
39,368	Fortive Corp	3,035,667
21,153	Fortune Brands Home & Security Inc	1,135,704
14,729	Garmin Ltd	898,469
36,551	General Dynamics Corp	6,813,472
1,158,301	General Electric Co	15,764,477
15,125	Harris Corp	2,186,167
99,016	Honeywell International Inc	14,263,255
6,340	Huntington Ingalls Industries Inc	1,374,449
40,389	Illinois Tool Works Inc	5,595,492
31,861	Ingersoll-Rand PLC	2,858,887
16,474	Jacobs Engineering Group Inc	1,045,934
11,105	JB Hunt Transport Services Inc	1,349,813
120,043	Johnson Controls International PLC	4,015,438

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
14,525	Kansas City Southern	$ 1,539,069
10,675	L3 Technologies Inc	2,053,016
32,834	Lockheed Martin Corp	9,700,149
7,909	Martin Marietta Materials Inc	1,766,317
44,206	Masco Corp	1,654,188
3,502	Mettler-Toledo International Inc(b)	2,026,362
36,965	Norfolk Southern Corp	5,576,909
22,898	Northrop Grumman Corp	7,045,715
12,763	Packaging Corp of America	1,426,776
17,114	Parker-Hannifin Corp	2,667,217
22,512	Pentair PLC	947,305
15,823	PerkinElmer Inc(a)	1,158,718
38,149	Raytheon Co	7,369,624
28,814	Republic Services Inc	1,969,725
16,647	Rockwell Automation Inc	2,767,231
22,796	Rockwell Collins Inc	3,070,165
13,315	Roper Technologies Inc	3,673,742
18,276	Sealed Air Corp	775,816
7,760	Snap-on Inc	1,247,187
20,932	Stanley Black & Decker Inc	2,779,979
12,460	Stericycle Inc(b)	813,513
46,314	TE Connectivity Ltd	4,171,039
32,247	Textron Inc	2,125,400
6,633	TransDigm Group Inc	2,289,314
102,776	Union Pacific Corp	14,561,304
91,447	United Parcel Service Inc Class B	9,714,415
99,960	United Technologies Corp	12,497,999
17,745	Vulcan Materials Co	2,290,170
53,504	Waste Management Inc	4,352,015
10,997	Waters Corp(b)	2,128,909
35,421	Westrock Co	2,019,705
24,428	Xylem Inc	1,645,959
		289,184,554
Technology — 16.38%
85,114	Accenture PLC Class A	13,923,799
100,078	Activision Blizzard Inc	7,637,953
65,636	Adobe Systems Inc(b)	16,002,713
111,739	Advanced Micro Devices Inc(b)	1,674,968
23,494	Akamai Technologies Inc(b)	1,720,466
48,971	Analog Devices Inc	4,697,298
11,622	ANSYS Inc(b)	2,024,320
655,659	Apple Inc	121,369,037
134,788	Applied Materials Inc	6,225,858
28,715	Autodesk Inc(b)	3,764,249
53,407	Broadcom Inc	12,958,674
15,075	Broadridge Financial Solutions Inc	1,735,132
42,116	CA Inc	1,501,435
37,221	Cadence Design Systems Inc(b)	1,612,042
44,058	Cerner Corp(b)	2,634,228
18,598	Citrix Systems Inc(b)	1,949,814
77,020	Cognizant Technology Solutions Corp Class A	6,083,810
Shares		Fair Value
Technology — (continued)
39,865	DXC Technology Co	$ 3,213,518
41,351	Electronic Arts Inc(b)	5,831,318
45,608	Fidelity National Information Services Inc	4,835,816
53,834	Fiserv Inc(b)	3,988,561
208,993	Hewlett Packard Enterprise Co	3,053,388
215,919	HP Inc	4,899,202
619,686	Intel Corp	30,804,591
113,679	International Business Machines Corp	15,880,956
32,287	Intuit Inc	6,596,396
5,500	IPG Photonics Corp(b)	1,213,465
21,123	KLA-Tencor Corp	2,165,741
22,197	Lam Research Corp	3,836,752
32,248	Microchip Technology Inc(a)	2,932,956
152,893	Micron Technology Inc(b)	8,017,709
1,024,817	Microsoft Corp	101,057,204
12,000	MSCI Inc Class A	1,985,160
37,060	NetApp Inc	2,910,322
80,716	NVIDIA Corp	19,121,620
397,161	Oracle Corp	17,498,914
44,251	Paychex Inc	3,024,556
17,080	Qorvo Inc(b)	1,369,304
197,456	QUALCOMM Inc	11,081,231
23,441	Red Hat Inc(b)	3,149,767
94,006	Salesforce.com Inc(b)	12,822,418
40,554	Seagate Technology PLC	2,290,084
25,501	Skyworks Solutions Inc	2,464,672
20,439	Synopsys Inc(b)	1,748,965
15,788	Take-Two Interactive Software Inc(b)	1,868,668
130,371	Texas Instruments Inc	14,373,403
40,989	Western Digital Corp	3,172,959
31,662	Xerox Corp	759,888
34,516	Xilinx Inc	2,252,514
		507,737,814
Utilities — 2.92%
86,400	AES Corp	1,158,624
29,679	Alliant Energy Corp	1,256,015
33,893	Ameren Corp	2,062,389
67,098	American Electric Power Co Inc	4,646,536
24,347	American Water Works Co Inc	2,078,747
61,125	CenterPoint Energy Inc	1,693,774
38,696	CMS Energy Corp	1,829,547
40,075	Consolidated Edison Inc	3,125,049
85,151	Dominion Energy Inc	5,805,595
22,075	DTE Energy Co	2,287,632
92,507	Duke Energy Corp	7,315,454
44,915	Edison International	2,841,772
25,078	Entergy Corp	2,026,052
35,000	Evergy Inc	1,965,250
44,554	Eversource Energy	2,611,310
125,126	Exelon Corp	5,330,368
62,222	FirstEnergy Corp	2,234,392

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
62,577	NextEra Energy Inc	$ 10,452,236
47,546	NiSource Inc	1,249,509
34,617	NRG Energy Inc	1,062,742
71,526	PG&E Corp	3,044,147
15,856	Pinnacle West Capital Corp	1,277,359
91,437	PPL Corp	2,610,526
66,213	Public Service Enterprise Group Inc	3,584,772
21,085	SCANA Corp	812,194
35,443	Sempra Energy	4,115,287
135,375	Southern Co	6,269,216
42,300	WEC Energy Group Inc	2,734,695
69,905	Xcel Energy Inc	3,193,260
		90,674,449
TOTAL COMMON STOCK — 99.08% (Cost $1,739,176,305)		$3,071,764,594
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.42%
$75,000,000	Federal Home Loan Bank 1.57%, 07/02/2018	74,993,541
Repurchase Agreements — 0.42%
647,009	Undivided interest of 10.11% in a repurchase agreement (principal amount/value $6,411,842 with a maturity value of $6,412,948) with Bank of Montreal, 2.07%, dated 6/29/18 to be repurchased at $647,009 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 7/31/18 - 6/1/48, with a value of $6,540,082.(c)	647,009
3,076,239	Undivided interest of 3.32% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $3,076,239 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(c)	3,076,239
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,076,239	Undivided interest of 5.78% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $3,076,239 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(c)	$ 3,076,239
3,076,239	Undivided interest of 58.86% in a repurchase agreement (principal amount/value $5,233,704 with a maturity value of $5,234,624) with HSBC Securities (USA) Inc, 2.11%, dated 6/29/18 to be repurchased at $3,076,239 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 7/1/48, with a value of $5,338,379.(c)	3,076,239
3,076,239	Undivided interest of 9.44% in a repurchase agreement (principal amount/value $32,648,447 with a maturity value of $32,654,269) with ING Financial Markets LLC, 2.14%, dated 6/29/18 to be repurchased at $3,076,239 on 7/2/18 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 1.38% - 6.00%, 9/1/18 - 6/1/48, with a value of $33,301,422.(c)	3,076,239
		12,951,965
SHORT TERM INVESTMENTS — 2.84% (Cost $87,945,506)		$ 87,945,506
TOTAL INVESTMENTS — 101.92% (Cost $1,827,121,811)		$3,159,710,100
OTHER ASSETS & LIABILITIES, NET — (1.92)%		$ (59,513,713)
TOTAL NET ASSETS — 100.00%		$3,100,196,387

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
(a)	All or a portion of the security is on loan at June 29, 2018.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	211	28,712,880	September 2018	$(482,100)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $12,678,322 of securities on loan)(a)	$3,146,758,135
Repurchase agreements, fair value(b)	12,951,965
Cash	5,839,574
Margin deposits	3,846,061
Dividends receivable	2,603,025
Subscriptions receivable	4,644,741
Receivable for investments sold	3,256,032
Variation margin on futures contracts	1,408,296
Total Assets	3,181,307,829
LIABILITIES:
Payable for director fees	1,770
Payable for distribution fees	60,744
Payable for investments purchased	1,607,887
Payable for other accrued fees	90,046
Payable for shareholder services fees	571,044
Payable to investment adviser	402,350
Payable upon return of securities loaned	12,951,965
Redemptions payable	65,425,636
Total Liabilities	81,111,442
NET ASSETS	$3,100,196,387
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,028,019
Paid-in capital in excess of par	1,582,323,474
Net unrealized appreciation	1,332,106,189
Undistributed net investment income	822,830
Accumulated net realized gain	165,915,875
NET ASSETS	$3,100,196,387
NET ASSETS BY CLASS
Investor Class	$1,642,473,192
Class L	$312,190,537
Institutional Class	$1,145,532,658
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	70,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	71,731,924
Class L	17,319,225
Institutional Class	101,229,041
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$22.90
Class L	$18.03
Institutional Class	$11.32
(a) Cost of investments	$1,814,169,846
(b) Cost of repurchase agreements	$12,951,965
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$282,894
Income from securities lending	26,399
Dividends	30,563,332
Total Income	30,872,625
EXPENSES:
Management fees	2,502,208
Shareholder services fees – Investor Class	3,010,475
Shareholder services fees – Class L	546,210
Audit and tax fees	12,977
Custodian fees	11,100
Director's fees	8,513
Distribution fees – Class L	387,990
Legal fees	990
Pricing fees	523
Registration fees	47,542
Shareholder report fees	14,991
Transfer agent fees	6,051
Other fees	8,176
Total Expenses	6,557,746
NET INVESTMENT INCOME	24,314,879
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	157,538,313
Net realized loss on futures contracts	(959,477)
Net Realized Gain	156,578,836
Net change in unrealized depreciation on investments	(98,218,343)
Net change in unrealized depreciation on futures contracts	(447,694)
Net Change in Unrealized Depreciation	(98,666,037)
Net Realized and Unrealized Gain	57,912,799
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,227,678
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West S&P 500® Index Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$24,314,879	$46,327,661
Net realized gain	156,578,836	99,205,561
Net change in unrealized appreciation (depreciation)	(98,666,037)	422,936,401
Net Increase in Net Assets Resulting from Operations	82,227,678	568,469,623
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(7,409,578)	(13,064,579)
Class L	(1,525,937)	(2,738,206)
Institutional Class	(14,556,534)	(31,990,199)
From net investment income	(23,492,049)	(47,792,984)
From net realized gains
Investor Class	-	(32,164,432)
Class L	-	(7,397,928)
Institutional Class	-	(42,879,323)
From net realized gains	0	(82,441,683)
Total Distributions	(23,492,049)	(130,234,667)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	252,362,769	746,074,148
Class L	32,874,646	128,781,267
Institutional Class	111,381,416	185,805,159
Shares issued in reinvestment of distributions
Investor Class	7,409,578	45,229,011
Class L	1,525,937	10,136,134
Institutional Class	14,556,534	74,869,522
Shares issued in connection with fund reorganization
Investor Class	N/A	291,360,588
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(390,058,609)	(967,295,696)
Class L	(48,140,918)	(75,662,158)
Institutional Class	(193,464,126)	(220,761,387)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(211,552,773)	218,536,588
Total Increase (Decrease) in Net Assets	(152,817,144)	656,771,544
NET ASSETS:
Beginning of Period	3,253,013,531	2,596,241,987
End of Period(a)	$3,100,196,387	$3,253,013,531
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West S&P 500® Index Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,031,152	35,755,085
Class L	1,818,431	7,771,027
Institutional Class	9,785,927	17,374,144
Shares issued in reinvestment of distributions
Investor Class	319,378	2,042,751
Class L	83,522	579,547
Institutional Class	1,269,096	6,764,757
Shares issued in connection with fund reorganization
Investor Class	N/A	13,881,150
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(17,032,282)	(46,268,834)
Class L	(2,666,325)	(4,515,973)
Institutional Class	(16,677,411)	(20,280,896)
Net Increase (Decrease)	(12,068,512)	13,102,758
(a) Including undistributed net investment income:	$822,830	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$22.46	0.16	0.38	0.54	(0.10)	-	(0.10)	$22.90	2.40% (d)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24	1.89	2.13	(0.27)	(0.21)	(0.48)	$18.03	13.00%
12/31/2013	$12.75	0.22	3.79	4.01	(0.28)	(0.10)	(0.38)	$16.38	31.62%
Class L
06/29/2018(Unaudited)	$17.71	0.10	0.31	0.41	(0.09)	-	(0.09)	$18.03	2.24% (d)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17	1.54	1.71	(0.30)	(0.21)	(0.51)	$14.63	12.74%
12/31/2013	$10.55	0.15	3.13	3.28	(0.30)	(0.10)	(0.40)	$13.43	31.28%
Institutional Class
06/29/2018(Unaudited)	$11.17	0.10	0.20	0.30	(0.15)	-	(0.15)	$11.32	2.63% (d)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (e)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$1,642,473	0.51% (g)	0.51% (g)	1.42% (g)	2% (d)
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	1.42%	5%
12/31/2013	$1,803,943	0.60%	0.60%	1.49%	4%
Class L
06/29/2018 (Unaudited)	$ 312,191	0.78% (g)	0.78% (g)	1.14% (g)	2% (d)
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	1.19%	5%
12/31/2013	$ 11,625	0.85%	0.85%	1.24%	4%
Institutional Class
06/29/2018 (Unaudited)	$1,145,533	0.16% (g)	0.16% (g)	1.77% (g)	2% (d)
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
12/31/2015 (e)	$ 873,617	0.25% (g)	0.25% (g)	1.97% (g)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein.The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

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For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 3,071,764,594	$ —	$ —	$ 3,071,764,594
Short Term Investments	—	87,945,506	—	87,945,506
Total Assets	$ 3,071,764,594	$ 87,945,506	$ 0	$ 3,159,710,100
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (482,100)	$ —	$ —	$ (482,100)
Total Liabilities	$ (482,100)	$ 0	$ 0	$ (482,100)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

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Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$1,857,185,225
Gross unrealized appreciation on investments	1,421,203,558
Gross unrealized depreciation on investments	(119,160,783)
Net unrealized appreciation on investments	$1,302,042,775
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

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derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 271 futures contracts for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(482,100) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(959,477)	Net change in unrealized depreciation on futures contracts	$(447,694)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars and 0.11% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

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The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $60,535,105 and $290,753,139, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $12,678,322 and received collateral as reported on the Statement of Assets and Liabilities of $12,951,965 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $253,368.

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Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Putnam Equity Income Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the Fund was in the first, second and first quartiles, respectively, of its peer group for the one-, three- and five-year periods ended December 31, 2017 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, with the exception of the Investor Class for the five-year period ended December 31, 2017, the Fund outperformed its benchmark for all periods reviewed. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was higher than the median and average of its respective peer group of funds. The Board also noted that the Fund’s Institutional Class total annual operating expense ratio was lower than the average and median expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group of funds (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), but that the Fund’s Investor Class total annual operating expense ratio was higher than the average (by four basis points) and median of its peer group and the same as the average and above the median of the peer universe of funds and in the third quartile of its peer group of funds.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to two funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM and the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services.

Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018